SHAREHOLDERS' EQUITY (Schedule Of Equity-Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total share-based compensation expense	$ 2,053	$ 1,980	$ 1,203
Cost of Revenue [Member]
Total share-based compensation expense	71	42	54
Research And Development Expense [Member]
Total share-based compensation expense	366	313	229
Selling And Marketing Expense [Member]
Total share-based compensation expense	708	640	292
General And Administrative Expense [Member]
Total share-based compensation expense	$ 908	$ 985	$ 628